Warrants (Details) - $ / shares	Dec. 31, 2023	Apr. 28, 2016
Warrants [Line Items]
Warrants issued and outstanding	125,000
Share Purchase Agreement [Member]
Warrants [Line Items]
Warrants issued and outstanding		125,000
Common shares		125,000
Purchase price (in Dollars per share)		$ 17.6